Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000125239
Account Value [Line Items]
Line Graph and Table Measure Name	Empiric Fund
Account Value	$ 18,295	$ 18,178	$ 15,366	$ 16,222	$ 17,354	$ 8,800	$ 11,556	$ 11,119	$ 9,058	$ 7,827	$ 9,424
C000125240
Account Value [Line Items]
Line Graph and Table Measure Name	Empiric Fund
Account Value	$ 18,002	18,019	15,349	16,327	17,595	8,989	11,894	11,533	9,462	8,243	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 32,482	30,006	23,103	25,038	21,650	13,847	14,886	13,595	11,926	10,178	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 32,482	30,006	23,103	25,038	21,650	13,847	14,886	13,595	11,926	10,178	10,000
MSCI USA SMALL CAP Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Small Cap Index
Account Value	$ 20,366	20,911	17,442	19,161	19,296	9,929	13,220	12,662	11,301	9,222	10,000
MSCI USA SMALL CAP Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Small Cap Index
Account Value	$ 20,366	$ 20,911	$ 17,442	$ 19,161	$ 19,296	$ 9,929	$ 13,220	$ 12,662	$ 11,301	$ 9,222	$ 10,000